Leases (Schedule of Components of Operating Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Fixed cost and variable cost that depend on an index	$ 2,689	$ 3,312	$ 3,258
Impairment of lease ROU asset	211	0	0
Short term lease cost	76	23	136
Sublease income	(1,293)	(434)	(705)
Total lease cost	$ 1,683	$ 2,901	$ 2,689